Cover	12 Months Ended
Mar. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	Diginex Limited (the “Company”) is filing this Amendment No. 2 to the Form 20-F to include (1) the required disclosure under Item 15 “Controls and Procedures,” (2) supplement Item 16G to disclose that the Company has elected to be exempt from the requirement in Nasdaq Marketplace Rule 5635(d) which sets forth the circumstances under which shareholder approval is required prior to an issuance of securities, other than in a public offering, equal to 20% or more of the voting power outstanding at a price less than the lower of: (i) the Nasdaq Official Closing Price (as reflected on Nasdaq.com) immediately preceding the signing of the binding agreement; or (ii) the average Nasdaq Official Closing Price of the common stock (as reflected on Nasdaq.com) for the five trading days immediately preceding the signing of the binding agreement, (3) to correct a typographical error in the auditor’s opinion to indicate the opinion covered each of the years in the three year period ended March 31, 2025, 2024 and 2023 , and (4) the appointment of Lubomila Jordanova as the Company’s Chief Executive Officer and the transitioning of Mark Blick from Chief Executive Officer to Strategic Advisor.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--03-31
Entity File Number	001-42459
Entity Registrant Name	DIGINEX LIMITED
Entity Central Index Key	0002010499
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	25 Wilton Road
Entity Address, Address Line Two	Victoria
Entity Address, Address Line Three	London
Entity Address, City or Town	Greater London
Entity Address, Country	GB
Entity Address, Postal Zip Code	SW1V 1LW
Title of 12(b) Security	Ordinary shares, par value $0.00005 per share
Trading Symbol	DGNX
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	22,993,763
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	1195
Auditor Opinion [Text Block]	We have audited the accompanying consolidated financial statements of Diginex Limited (the “Company”), which comprise the consolidated statements of financial position as of March 31, 2025 and 2024, and the related consolidated statements of profit or loss and other comprehensive loss, changes in equity (deficit), and cash flows for each of the years in the three year period ended March 31, 2025, and the related notes to the financial statements. In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Diginex Limited as of March 31, 2025 and 2024, and the results of their operations and their cash flows for each of the years in the three year period ended March 31, 2025 in accordance with International Financial Reporting Standards issued by the International Accounting Standards Board.
Auditor Name	UHY LLP
Auditor Location	New York, New York
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	25 Wilton Road
Entity Address, Address Line Two	Victoria
Entity Address, Address Line Three	London
Entity Address, City or Town	Greater London
Entity Address, Country	GB
Entity Address, Postal Zip Code	SW1V 1LW
City Area Code	+44
Local Phone Number	1474554550
Contact Personnel Name	Ms. Lubomila Jordanova
Contact Personnel Email Address	Lubomila.Jordanova@diginex,com